BORROWINGS	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
BORROWINGS
19. BORROWINGS

	2025	2024
	£m	£m
Current
Bonds	654	413
Bank overdrafts	168	171
Total current borrowings	822	584
Non-current
Bonds	4,114	3,744
Total borrowings	4,936	4,328
The Group estimates that the fair value of bonds is £4,595 million at 31 December 2025 (2024: £3,964 million). The fair values of the bonds are based on quoted market prices and are within level 1 of the fair value hierarchy.
The carrying amount of the Group's other financial liabilities held at amortised cost approximate to their fair value.
BONDS
US$ bonds At 31 December 2025, the Group had in issue $93 million of 5.125% bonds due September 2042 and $220 million of 5.625% bonds due November 2043.
Eurobonds At 31 December 2025, the Group had in issue €750 million of 2.25% bonds due September 2026, €750 million of 2.375% bonds due May 2027, €550 million of 4.125% bonds due May 2028, €351 million of 3.625% bonds due September 2029, €600 million of 1.625% bonds due March 2030, €1,000 million of 3.625% bonds due June 2031 (issued in December 2025), and €500 million of 4% bonds due September 2033. In March 2025, €500 million of 1.375% bonds were repaid.
Sterling bonds At 31 December 2025, the Group had in issue £250 million of 3.75% bonds due May 2032 and £380 million of 2.875% bonds due September 2046.
REVOLVING CREDIT FACILITY
The Group has a five-year Revolving Credit Facility of $2.5 billion (2024: $2.5 billion) which matures in February 2031 following the final one-year extension option that was executed in February 2026. The Revolving Credit Facility has no financial covenants and remained undrawn at 31 December 2025 (2024: undrawn).
COMMERCIAL PAPER PROGRAMMES
The Group operates commercial paper programmes using its Revolving Credit Facility as a backstop. The average US commercial paper in issue in 2025 was $630 million (2024: $194 million) at an average interest rate of 4.62% (2024: 5.36%) inclusive of margin. The average Euro commercial paper in issue in 2025 was £298 million (2024: nil) at an average interest rate of 2.25% inclusive of margin and inclusive of the effect of currency swaps, where applicable. There were no US or Euro commercial paper outstanding at 31 December 2025.
ANALYSIS OF CHANGE IN FINANCING ACTIVITIES (INCLUSIVE OF LEASES)
The table below details changes arising from financing activities, including both cash and non-cash changes.

2025	Opening balance	Cash flow	Acquisition and disposal of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings[1]	4,157	456	—	147	8	4,768
Derivatives (notes 15, 16 and 17)	52	(26)	—	(94)	(7)	(75)
Lease liabilities (note 10)[2]	2,020	(337)	2	(18)	229	1,896
Liabilities from financing activities	6,229	93	2	35	230	6,589
Cash and cash equivalents (note 18)[3]	(2,638)	(262)	1	20	185	(2,694)
Bank overdrafts	171	18	—	(21)	—	168
	3,762	(151)	3	34	415	4,063

2024	Opening balance	Cash flow	Acquisition and disposal of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings[1]	4,363	(27)	—	(163)	(16)	4,157
Derivatives (notes 15, 16 and 17)	(31)	(14)	—	60	37	52
Lease liabilities (note 10)[2]	2,154	(377)	—	(36)	279	2,020
Liabilities from financing activities	6,486	(418)	—	(139)	300	6,229
Cash and cash equivalents (note 18)[3]	(2,218)	(801)	79	105	197	(2,638)
Bank overdrafts	358	(172)	—	(15)	—	171
	4,626	(1,391)	79	(49)	497	3,762
Notes
[1]Borrowings as presented in this table includes bonds and excludes bank overdrafts. The interest and other amounts within borrowings comprises amortisation of capitalised borrowing costs
[2]Repayment of lease liabilities includes £95 million (2024: £95 million) of interest paid on lease liabilities recognised within net cash inflow from operating activities (note 9). Interest and other within lease liabilities comprises interest on leases, lease liability additions and disposals (note 10)
[3]Cash flow includes £185 million (2024: £197 million) of net cash interest paid recognised within net cash inflow from operating activities (note 9). The prior year table has been re-presented to show net interest paid and interest expense separately